BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES	12 Months Ended
Dec. 31, 2014
Brokers and Dealers [Abstract]
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES
BROKERAGE RECEIVABLES AND BROKERAGE
PAYABLES

The Company has receivables and payables for financial instruments sold to and purchased from brokers, dealers and customers, which arise in the ordinary course of business. The Company is exposed to risk of loss from the inability of brokers, dealers or customers to pay for purchases or to deliver the financial instruments sold, in which case the Company would have to sell or purchase the financial instruments at prevailing market prices. Credit risk is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transaction and replaces the broker, dealer or customer in question.
The Company seeks to protect itself from the risks associated with customer activities by requiring customers to maintain margin collateral in compliance with regulatory and internal guidelines. Margin levels are monitored daily, and customers deposit additional collateral as required. Where customers cannot meet collateral requirements, the Company will liquidate sufficient underlying financial instruments to bring the customer into compliance with the required margin level.
Exposure to credit risk is impacted by market volatility, which may impair the ability of clients to satisfy their obligations to the Company. Credit limits are established and closely monitored for customers and for brokers and dealers engaged in forwards, futures and other transactions deemed to be credit sensitive.
Brokerage receivables and Brokerage payables consisted of the following at December 31:

In millions of dollars	2014	2013
Receivables from customers	$10,380	$5,811
Receivables from brokers, dealers, and clearing organizations	18,039	19,863
Total brokerage receivables (1)	$28,419	$25,674
Payables to customers	$33,984	$34,751
Payables to brokers, dealers, and clearing organizations	18,196	18,956
Total brokerage payables (1)	$52,180	$53,707

(1)	Brokerage receivables and payables are accounted for in accordance with ASC 940-320.